Submission	Sep. 29, 2025
Submission [Line Items]
Central Index Key	0000715957
Registrant Name	DOMINION ENERGY, INC
Registration File Number	333-269879
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A